Stone Ridge U.S. Variance
Risk Premium Fund

Stone Ridge U.S. Small Cap Variance
Risk Premium Fund

(Together, the “Funds”)

Supplement
to
Prospectus
dated
April 18, 2013

On September 19, 2013, the Board of Trustees approved a change in the Funds’ 80% policies.  Since inception the Funds have been managed such that at least 80% of the value of a Fund's net assets were subject to written put and call options.  Accordingly, the 80% policy described in the prospectus for each Fund is replaced in its entirety with the following:

U.S. Variance Risk Premium Fund:  Under normal market conditions, at least 80% of the value of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. securities.

U.S. Small Cap Variance Risk Premium Fund: Under normal market conditions, at least 80% of the value of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. small cap securities.

In addition, the Funds have updated and revised certain descriptions of the Funds’ investment strategy and accordingly, the disclosure set forth below replaces in its entirety, the section in the Summary Prospectus titled “Principal Investment Strategies.”

U.S. Variance Risk Premium Fund:

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In managing the Fund, the Adviser focuses on one source of expected returns – the “variance risk premium” in equity options.  “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option -- to be higher, on average, than the volatility actually experienced on the security underlying the option.   As an option seller, the Fund should benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets, or the individual issuers themselves.  Instead, the Fund seeks to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return from the premiums it receives from writing options offering those premiums.  In constructing an investment portfolio, the Adviser seeks to identify a broadly diversified universe of eligible securities offering the Fund the potential to capture the benefit of variance risk premiums.  The Adviser then sells options on what it considers to be a meaningful subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.

The Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. securities.  The Adviser considers U.S. securities to include the securities of U.S. issuers as well as exchange traded funds (“ETFs”) and indices providing exposure to the securities of U.S. issuers. Under normal market conditions, at least 80% of the value of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. securities.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price.  Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying stock, ETF, or index when the option is sold).  Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money.  By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium.  By selling put options, the Fund will sell protection to the option purchaser in exchange for an option premium.  If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying stock, ETF, or index, depending on the terms of the option.

The Fund will invest in common stocks, ETFs, and government obligations (normally U.S. Treasury securities with remaining maturities of one year or less), typically to meet asset coverage or margin requirements on the Fund’s option writing strategy. Typically, the Fund will cover call options with equity securities and will cover put options with U.S. Treasuries; however, the Fund may use any liquid assets as cover or margin.  Accordingly, at times the Fund may hold significant positions in stock, ETFs, government obligations or cash and cash equivalents.  The Fund may at times write options on stocks, ETFs, and indices with an aggregate value greater than the value of the Fund’s assets.  In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged.  It is also possible that the Fund will create investment leverage by borrowing money.

The Fund also may enter into futures and swap contracts and use other derivatives for investment purposes as an alternative to direct investments or to writing options, or for hedging purposes.  The use of derivatives gives rise to a form of leverage and the related risks.  The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”).  Accordingly, neither the Fund nor the Adviser (with respect to the Fund) is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

U.S. Small Cap Variance Risk Premium Fund:

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In managing the Fund, the Adviser focuses on one source of expected returns – the “variance risk premium” in equity options.  “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option – to be higher, on average, than the volatility actually experienced on the security underlying the option.  As an option seller, the Fund should benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets, or the individual issuers themselves.  Instead, the Fund seeks to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return from the premiums it receives from writing options offering those premiums.  In constructing an investment portfolio, the Adviser seeks to identify a broadly diversified universe of eligible securities offering the Fund the potential to capture the benefit of variance risk premiums.  The Adviser then sells options on what it considers to be a meaningful subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.

The Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. small cap securities.  The Adviser considers U.S. small cap securities to include the securities of U.S. small cap companies as well as exchange traded funds (“ETFs”) and indices providing exposure to the securities of U.S. small cap companies.  For purposes of the Fund’s investment strategy, the Adviser currently considers small cap companies to include those companies that, at the time of purchase, have market capitalizations smaller than the 1,000th largest U.S. publicly traded company. The largest company that is within the Adviser’s definition of small cap companies had a market capitalization of $6.061 billion as of February 28, 2013. The market capitalization of the largest small cap company will fluctuate over time.  Under normal market conditions, at least 80% of the value of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. small cap securities.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price.  Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying stock, ETF, or index when the option is sold).  Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money.  By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium.  By selling put options, the Fund will sell protection to the option purchaser in exchange for an option premium.  If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying stock, ETF, or index, depending on the terms of the option.

The Fund will invest in common stocks, ETFs, and government obligations (normally U.S. Treasury securities with remaining maturities of one year or less), typically to meet asset coverage or margin requirements on the Fund’s option writing strategy.  Typically, the Fund will cover call options with equity securities and will cover put options with U.S. Treasuries; however, the Fund may use any liquid assets as cover or margin. Accordingly, at times the Fund may hold significant positions in stock, ETFs, government obligations or cash and cash equivalents.  The Fund may at times write options on stocks, ETFs, and indices with an aggregate value greater than the value of the Fund’s assets.  In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged.  It is also possible that the Fund will create investment leverage by borrowing money.

The Fund also may enter into futures and swap contracts and use other derivatives for investment purposes as an alternative to direct investments or to writing options, or for hedging purposes.  The use of derivatives gives rise to a form of leverage and the related risks.  The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”).  Accordingly, neither the Fund nor the Adviser (with respect to the Fund) is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

The Funds have added the following as a new risk factor under the heading “Principal Investment Risks” in their respective Summary sections of the prospectus.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.  As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

The following replaces in its entirety the same disclosure that appears in the prospectus under the heading “Investing in the Funds.”

Investment Minimums

Class I Shares

The minimum initial account size is $25 million. Purchases of Class I shares in the Stone Ridge U.S. Variance Risk Premium Fund and the Stone Ridge U.S. Small Cap Variance Risk Premium Fund may be aggregated to meet the minimum account size.  This minimum investment requirement may be modified or reduced as follows:

•	For eligibility groups 3, 4 and 5 described above under “Eligibility to Buy Class I Shares and Class M Shares,” there will be no minimum investment requirement.

Class M Shares

The minimum initial account size is $10 million.  Purchases of Class M shares in the Stone Ridge U.S. Variance Risk Premium Fund and the Stone Ridge U.S. Small Cap Variance Risk Premium Fund may be aggregated to meet the minimum account size.

Investment minimums may be waived by the Board or pursuant to procedures adopted by the Board.